Goodwill and Intangible assets, net - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Balance as of December 31, 2022	$ 12,867	$ 12,867
Additions from acquisitions	12,402	0
Balance as of December 31, 2023	25,269	12,867
Additions from acquisitions	12,402	0
Balance as of December 31, 2024	$ 25,269	$ 12,867